Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components of Loss Before Income Taxes
The components of loss before income taxes for the years ended December 31, 2021 and 2020 were as follows:
	Year Ended December 31,
	2021	2020
Domestic	$(12,852,902)	$(2,808,067)
Foreign	(8,592,950)	(312,975)
	$(21,445,852)	(3,121,042)

Components of Income Tax Provision (Benefit)
The components of income tax provision (benefit) for the years ended December 31, 2021 and 2020 were as follows:
	Year Ended December 31,
	2021	2020
Federal:
Current	$—	$—
Deferred	—	—
Total federal income tax (benefit) provision	—	—
State:
Current	—	—
Deferred	—	—
Total state income tax (benefit) provision	—	—
International (Non-US):
Current	(71,731)	—
Deferred	(850,779)	—
Total international income tax (benefit) provision	(922,510)	—
Total income tax (benefit) provision	$(922,510)	$—

Income Tax (Benefit) Provision
Income tax (benefit) provision differs from the amount that would be provided by applying the statutory U.S. corporate income tax rate of 21% for the years ended December 31, 2021 and 2020 due to the following items:
	Year Ended December 31,
	2021	2020
Current tax at U.S. statutory rate	$(4,503,629)	$(655,419)
Effect of state tax	(2,322,410)	(78,345)
Effect of valuation allowance	9,309,430	213,463
Warranty Liability	(4,776,042)	—
Effect of non-US income tax rates	939,695	2,391
Net Operating Loss True-Up	—	154,533
Effect of non-deductible expenses	—	184,425
Transaction expenses	428,384	—
Stock compensation	282,076	182,591
Other, net	(280,014)	(3,639)
Total income tax (benefit) provision	$(922,510)	$—

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities at the applicable tax rates in effect. The principal components of Company’s deferred tax assets (liabilities) as of December 31, 2021, and 2020 include the following:
	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$12,673,332	$1,000,520
Fixed assets	—	32,627
Debt costs	—	20,490
Reserves and accruals	932,354	203,013
Accounts receivable	—	36,838
Capitalized costs	—	198,909
Stock compensation	1,770,835	69,341
Other	22,915	49,655
Total deferred tax assets before valuation allowance	$15,399,436	$1,611,393
Less: Valuation Allowance	(11,773,412)	(1,597,693)
Total deferred tax assets, net of valuation allowance	$3,626,024	$13,700

Reconciliation of Unrecognized Tax Benefits
As of December 31, 2021 and 2020, the Company had $134,595 of gross unrecognized tax benefits, which would impact the effective tax rate, if recognized. A reconciliation of unrecognized tax benefits is as follows:
	Year Ended December 31,
	2021	2020
Balance at beginning of year	$134,595	$134,595
Increase in tax positions for current year	—	—
Decrease in tax positions for prior year	—	—
Lapse in statute of limitations	—	—
Balance at end of year	$134,595	$134,595